Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital
14. Share capital

	Number of shares
	Common shares	Treasury shares	Total
Balance at January 1, 2021	3,246,727,248	—	3,246,727,248
Issuance of treasury shares	1,153,502,908	(1,153,502,908)	—
Direct Share Placement program	—	398,219,762	398,219,762
Private placements	—	112,887,942	112,887,942
Acquisition payments	—	342,527,847	342,527,847
Exercises of options	13,104,461	—	13,104,461

Balance at December 31, 2021	4,413,334,617	(299,867,357)	4,113,467,260

Balance at January 1, 2022	4,413,334,617	(299,867,357)	4,113,467,260
Issuance of treasury shares	1,200,000,000	(1,200,000,000)	—
Direct Share Placement program	—	138,857,806	138,857,806
Milestone payments	—	150,200,120	150,200,120
Exercises of options	3,000,000	—	3,000,000

Balance at December 31, 2022	5,616,334,617	(1,210,809,431)	4,405,525,186

14.1 Issued share capital
As of December 31, 2022, the share capital consisted of 5,616,334,617 issued shares with a par value of CHF
0.01
each. The Company issued a total of 1,203,000,000 shares in 2022 and held 1,210,809,431 shares in treasury on December 31, 2022.
Equity transactions in 2022
In 2022, the following capital increase transactions resulted in cash gross proceeds of TCHF 7,111 before deducting transaction costs of TCHF 223.

•
DSP program: sale of 138,857,806 shares at an average price per share of CHF 0.0508 for total gross proceeds of TCHF 7,051. Under its Direct Share Placement program, the Company issues shares out of its authorized capital to constitute and monetize its treasury shares reserve in order to diversify its funding sources and raise capital in a cost-efficient and flexible manner. The Company’s shares are periodically offered into the trading market at prevailing bid prices.

•	Exercises of options: issuance upon exercise of 3,000,000 shares at CHF 0.02 per share for gross proceeds of TCHF 60.
In addition, the Company made a payment in shares of TCHF 4,200, corresponding to 150,200,120 shares at CHF 0.028 per share, as settlement of a milestone obligation under the APR acquisition agreement (note 18).
The Company issued a total of 1,200,000,000 treasury shares from its authorized capital during the year. The shares were entirely subscribed at par value by a wholly owned subsidiary for subsequent placements.
Equity transactions in 2021
In 2021, the following capital increase transactions provided the Group with cash gross proceeds of TCHF 76,088, before deducting transaction costs of TCHF 2,848. Transactions costs were primarily constituted by issuance stamp taxes and placement agent fees.

•	Private placement in March 2021: sale of 41,459,370 shares at CHF 0.2412 per share to an institutional investor for total gross proceeds of TCHF 10,000.

•	Private placement in July 2021: sale of 71,428,572 shares at CHF 0.2100 per share to two institutional investors for total gross proceeds of TCHF 15,000.

•	DSP program: sale of 398,219,762 shares at an average price of CHF 0.1278 for total gross proceeds of TCHF 50,887.

•	Exercises of options: issuance upon exercise of 13,104,461 shares at prices between CHF 0.01 and 0.02 per share, resulting in gross proceeds of TCHF 201.
Relief also transferred 342,527,847 shares to APR’s and AdVita’s sellers as equity payments for the acquisition of APR and AdVita (note 7). The two non-cash
transactions resulted in an increase in equity of TCHF 74,402.
The Company issued a total of 1,153,502,908 treasury shares from its authorized capital during the year. The shares were entirely subscribed at par value by a wholly owned subsidiary for subsequent placements.
14.2 Authorized share capital
As of December 31, 2022, the Company had an authorized nominal share capital of TCHF 1,000, consisting of 1,000,000,000 shares with a par value of CHF 0.01 each, which the Board of Directors was authorized to issue at any time until May 30, 2024.
14.3 Conditional share capital
The conditional share capital of the Company as of December 31, 2022, was TCHF 16,688, consisting of 1,668,769,814 shares with a par value of CHF 0.01 each, of which 105,769,814 shares to be used for stock options and 1,563,000,000 shares for grant of option rights in connection with bonds, notes or similar financial instruments issued by the Company.
As of December 31, 2022, there were 74,363,197 outstanding stock options allowing their holders to acquire the same number of shares, subject to certain vesting conditions (note 30).